CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 164.9	$ 49.2	$ (589.5)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities
Depreciation	226.0	216.6	216.0
Amortization	24.1	18.4	21.2
Asset impairment charge	75.6	0.0	0.0
Impairment of Magnetation and AFSG investments	0.0	0.0	297.9
Charge (credit) for transportation costs affected by termination of pellet agreement	(19.3)	32.9	0.0
Deferred income taxes	(9.0)	(4.1)	(12.8)
Contributions to pension trust	(44.1)	0.0	(24.1)
Pension and OPEB expense (income)	(64.4)	(43.8)	(63.0)
Pension and OPEB net corridor charge	0.0	43.1	131.2
Pension settlement charges	0.0	25.0	0.0
Affiliate (earnings) losses and distributions,net	(3.5)	(6.0)	19.7
(Gains) losses on retirement of debt	21.3	9.2	(9.8)
Mark-to-market (gains) losses on derivative contracts	(45.7)	1.2	13.3
Other operating items, net	23.6	9.0	(19.5)
Change in assets and liabilities, net of effect of acquired business:
Accounts receivable	(34.4)	0.1	228.1
Inventories	(116.7)	129.6	172.9
Accounts payable and other current liabilities	46.2	(143.2)	(139.7)
Charge for facility idling	0.0	0.0	28.1
Other assets	(6.5)	40.9	(7.6)
Other pension payments	(1.1)	(33.0)	(12.7)
OPEB payments	(39.6)	(34.4)	(48.3)
Other liabilities	1.4	(6.1)	(1.1)
Net cash flows from operating activities	198.8	304.6	200.3
Cash flows from investing activities:
Capital investments	(152.5)	(127.6)	(99.0)
Investments in acquired business, net of cash acquired	(360.4)	0.0	0.0
Proceeds from sale of equity investee	0.0	0.0	25.0
Proceeds from AFSG Holdings, Inc. distribution	0.0	0.0	14.0
Other investing items, net	4.2	2.3	12.5
Net cash flows from investing activities	(508.7)	(125.3)	(47.5)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	450.0	(550.0)	(55.0)
Proceeds from issuance of long-term debt	680.0	380.0	0.0
Redemption of long-term debt	(848.4)	(392.8)	(14.1)
Proceeds from issuance of common stock	0.0	600.4	0.0
Debt issuance costs	(25.3)	(20.4)	0.0
SunCoke Middletown distributions to noncontrolling interest owners	(79.1)	(85.1)	(96.3)
Other financing items, net	(2.5)	5.2	(1.0)
Net cash flows from financing activities	174.7	(62.7)	(166.4)
Net increase (decrease) in cash and cash equivalents	(135.2)	116.6	(13.6)
Cash and cash equivalents, beginning of year	173.2	56.6	70.2
Cash and cash equivalents, end of year	38.0	173.2	56.6
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities
Depreciation	209.8	201.7	201.7
SunCoke Middletown [Member]
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities
Depreciation	16.2	14.9	14.3
Cash flows from financing activities:
SunCoke Middletown distributions to noncontrolling interest owners	$ (79.1)	$ (85.1)	$ (96.3)